Employee Benefits - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 07, 2014
Other retirement plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 8,000,000
ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
44561	3.80%
ICON Development Solutions Limited pension plan | Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	20.00%
44561	3.00%	3.00%
ICON Development Solutions Limited pension plan | Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	18.00%
44561	2.80%	2.80%
ICON Development Solutions Limited pension plan | High yield bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	19.00%
ICON Development Solutions Limited pension plan | Equities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments (in percent)	24.00%
44561	5.50%	5.20%
United States
Defined Benefit Plan Disclosure [Line Items]
Participant's contributions percentage of annual compensation (in percent)	4.50%
Defined contribution plan, cost	$ 23,700,000	$ 17,000,000	$ 16,500,000
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	41,813,000	$ 43,988,000	$ 37,036,000
Net loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	200,000
Net prior service cost for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 0
Pension plan period	26 years
44561	3.40%	4.00%	2.10%
Contribution to pension fund in the year ending December 31, 2021	$ 100,000
Retirement period used as a basis to estimate expected cash flows	10 years
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 7,643,000	$ 8,620,000	$ 7,047,000
Switzerland | Aptiv Solutions pension plan | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of share capital acquired (in percent)				100.00%